Fair Value Measurements	12 Months Ended
Dec. 31, 2021
Fair Value Disclosures [Abstract]
Fair Value Measurements	Fair Value Measurements
The following table presents information about the Company's assets and liabilities measured and reported in the financial statements at fair value on a recurring basis and indicates the fair value hierarchy of the valuation techniques utilized to determine such fair value.

	December 31, 2021
	Level 1	Level 2	Level 3	Balance
Assets:
Money market funds	$94,973	$—	$—	$94,973
Total assets	$94,973	$—	$—	$94,973
Liabilities:
Common Stock warrant liability - Public Warrants	$4,486	$—	$—	$4,486
Common Stock warrant liability - Private Placement Warrants	—	2,575	—	2,575
Total liabilities	$4,486	$2,575	$—	$7,061

	December 31, 2020
	Level 1	Level 2	Level 3	Balance
Assets:
Money market funds	$16,954	$—	$—	$16,954
Total assets	$16,954	$—	$—	$16,954
Liabilities:
Preferred stock warrant liability	$—	$—	$2,993	$2,993
Total liabilities	$—	$—	$2,993	$2,993
Money market funds are included within Level 1 of the fair value hierarchy because they are valued using quoted market prices. The common stock warrant liability for the Public Warrants as of December 31, 2021 is also included within Level 1 of the fair value hierarchy because they are valued using quoted market prices. The Private Placement Warrants are included within Level 2 of the fair value hierarchy as the Company determined that the Private Placement Warrants are economically equivalent to the Public Warrants and estimated the fair value of the Private Placement Warrants based on the quoted market price of the Public Warrants.
The Company has previously presented the fair value measurement of the preferred stock warrant liability as of December 31, 2020 as a Level 3 measurement, relying on unobservable inputs reflecting the Company’s own assumptions. Level 3 measurements, which are not based on quoted prices in active markets, introduce a higher degree of subjectivity and may be more sensitive to fluctuations in stock price, volatility rates, and U.S. Treasury Bond rates.
The Company re-measured the preferred stock warrant liability to its estimated fair value as of December 31, 2020, using the Black-Scholes option pricing model with the following assumptions:

December 31, 2020
Series A preferred stock value per share	$7.47
Exercise price of warrants	$0.76
Term in years	5.75
Risk-free interest rate	2.97%
Volatility	67.00%
Dividend yield	0.00%
Upon settlement of the preferred stock warrants immediately prior to the Merger, the preferred stock warrant liability was determined using the value of the Old Owlet shares received by the warrant holders. The following table presents a reconciliation of the Company’s preferred stock warrant liability measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of:

December 31, 2021
Preferred Stock Warrant Liability
Balance as of December 31, 2020	$2,993
Change in fair value included in other income	5,578
Conversion of preferred stock warrants in connection with the reverse recapitalization	(8,571)
Balance as of December 31, 2021	$—

December 31, 2020
Preferred Stock Warrant Liability
Balance as of December 31, 2019	$1,041
Change in fair value upon re-measurement	1,952
Balance as of December 31, 2020	$2,993
There were no transfers between Level 1 and Level 2 in the periods reported. There were no transfers into or out of Level 3 in the period reported.